Consolidated Statements of Comprehensive Loss - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Revenue
Subscription and services	$ 26,733	$ 12,972	$ 8,334
Interest revenue	26,433	18,187	15,593
Loan fees	8,111	17,522	25,943
Total revenue	61,277	48,681	49,870
Cost of revenue
Provision for loan losses, net of recoveries (Note 4)	16,367	11,409	15,683
Transaction costs	6,059	4,463	3,478
Cost of revenue	22,426	15,872	19,161
Gross profit	38,851	32,809	30,709
Operating expenses
Technology and development	14,747	11,373	10,114
Marketing	8,772	6,854	6,724
Customer service and operations	8,383	7,663	7,325
General and administration	11,177	9,826	10,240
Total operating expenses	43,079	35,716	34,403
Loss from operations	(4,228)	(2,907)	(3,694)
Other expenses
Credit facility interest expense (Note 9)	9,353	7,178	6,120
Debenture interest expense (Note 10, 11)	8,036	7,503	6,260
Unrealized exchange loss (gain)	651	(379)	(217)
Unrealized (gain) loss on derivative liability (Note 18d)	(1,733)	2,207	(90)
Other one-time expenses (Note 7)	1,487	313	1,325
Total other expenses	17,794	16,822	13,398
Loss and comprehensive loss	$ (22,022)	$ (19,729)	$ (17,092)
Loss per share
Basic and fully diluted (Note 14)	$ (0.97)	$ (1.07)	$ (0.94)
Weighted average number of basic and fully diluted common shares (in 000’s)	22,714	18,381	18,251

[1]	(1)The consolidated statement of comprehensive loss for the year ended December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.